OTHER CURRENT LIABILITIES (Schedule of Accrued Warranty Costs) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Other current liabilities	$ 8,287	$ 4,839
Other long-term liability	598	313
Accrued warranty costs	$ 8,885	$ 5,152	$ 5,132